Liability Related to the Sale of Future Royalties (Details Narrative) $ / shares in Units, £ in Thousands, $ in Thousands										1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Feb. 11, 2022 USD ($) shares	Feb. 11, 2022 GBP (£) shares	Sep. 10, 2021 USD ($)	Oct. 20, 2020 USD ($) shares	Oct. 20, 2020 GBP (£) shares	Jun. 03, 2020 USD ($)	Jun. 03, 2020 GBP (£)	Apr. 30, 2023 USD ($) $ / shares	Apr. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Apr. 30, 2023 GBP (£)	Dec. 15, 2022 GBP (£)	Oct. 31, 2022 shares
Percentage of royalty expenses								30.00%	30.00%
Covid asset								$ 24,500	£ 19,200
Total consideration			$ 1,400	£ 1,200
Shares issued | shares			22,000,000.0	22,000,000.0																22,000,000.0
Deferred revenue														$ 1,400
Option fee	$ 100																		£ 100
Value new issues	3,900	£ 3,250
Placement fees													$ 4
Common Stock [Member]
Stock issued during period, shares, new issues | shares														1,000
Vela Agreement [Member]
Percentage of future revenue earned						8.00%	8.00%
Total consideration						$ 2,900	£ 2,350
Cash consideration						$ 1,600	£ 1,250
Stock issued during period, shares, acquisitions | shares						1,100,000,000	1,100,000,000
Stock issued during period, value, acquisitions					$ 1,300	$ 1,100,000
Stock issued during period, shares, new issues | shares			25.0	25.0											1,100,000,000
Value new issues															$ 1,200,000
Equity securities fair value															1,300
Loss on sale of investment															76
Placement fees															$ 300
Vela Agreement [Member] | Common Stock [Member]
Stock issued during period, shares, new issues | shares															1,100,000,000
Vela Agreement [Member] | Vela Technologies PLC [Member]
Cash consideration						$ 1,600	£ 1,250									$ 1,600	£ 1,250
Vela Option Agreement [Member]
Royalty percentage										8.00%	8.00%
Option fee										$ 500	£ 400
Vela Option Agreement [Member] | Subsequent Event [Member]
Royalty percentage										8.00%	8.00%
Option fee										$ 500	£ 400
Description of option agreement										The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term	The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term
Vela Option Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Price per share | $ / shares										$ 5
Vela Option Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Price per share | $ / shares										$ 15
Vela Option Agreement [Member] | Common Stock [Member]
Total consideration payable										$ 5,100								£ 4,000
Vela Option Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Total consideration payable										$ 4,800								£ 4,000
Cizzle Plc Agreement [Member]
Total consideration			$ 1,600	£ 1,200
Stock issued during period, shares, new issues | shares			25.0	25.0
Shares issued | shares			22,000,000.0	22,000,000.0										22,000,000.0
Deferred revenue														$ 1,400
Option fee	100																		£ 100
Value new issues	$ 4,100	£ 3,250
St George Street Capital [Member]
Funding amount												$ 300		$ 300